SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Payables and Accruals [Abstract]
Accrued staff salaries	$ 47,087	$ 133,799
Accrued administrative expenses	182,176	191,603
Accrued offering costs	2,564	762,821
Other payables	3,366	7,793
Total	$ 235,193	$ 1,096,016